Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of segment information
	As of December 31,
	2021	2020
Total assets
Trucking services	$64,743,182	$33,939,991
Car rental services	17,606,804	-
Total	$82,349,986	$33,939,991

Total Property and equipment, net
Trucking services	$2,243,651	$3,448,109
Car rental services	9,980,931	-
Total	$12,224,582	$3,448,109